Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016 [1]	Jan. 01, 2016 [1]
Fair value of the derivative assets and liabilities
Derivative financial instruments, current assets	$ 577	$ 0	$ 0
Derivative financial instruments, non-current asset	6,038	6,008
Total	6,038	6,008	0
Derivative financial instruments, current liability	269	1,836	3,324
Total	0	0	$ 1,581
Derivative assets carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative financial instruments, current assets	577
Derivative financial instruments, non-current asset	6,038	6,008
Total	6,615	6,008
Derivative assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Total	6,615	6,008
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative financial instruments, current liability	269	1,836
Total	269	1,836
Derivative liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Total	$ 269	$ 1,836

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).